Cover	Apr. 04, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2023
Entity File Number	001-41439
Entity Registrant Name	Kalera Public Limited Company
Entity Central Index Key	0001909152
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Kalera Public Limited Company
Entity Address, Address Line Two	7455 Emerald Dunes Dr.
Entity Address, Address Line Three	Suite 2100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32822
City Area Code	+1 407
Local Phone Number	559 5536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	KAL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Ordinary Share for $1,150.00 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share for $1,150.00 per share
Trading Symbol	KALWW
Security Exchange Name	NASDAQ